Quarterly Holdings Report
for
Fidelity® High Dividend ETF
April 30, 2026
T17-NPRT3-0626
1.9880050.109
Common Stocks - 99.7%
	Shares	Value ($)
DENMARK - 1.2%
Financials - 1.2%
Banks - 1.2%
Danske Bank A/S	2,206,248	113,358,498
ITALY - 2.4%
Financials - 2.4%
Banks - 2.4%
Banca Monte dei Paschi di Siena SpA (b)	10,848,386	115,193,029
Banco BPM SpA	7,452,376	108,269,790

TOTAL ITALY		223,462,819
JAPAN - 0.4%
Industrials - 0.4%
Marine Transportation - 0.4%
Mitsui OSK Lines Ltd	521,300	19,743,566
Nippon Yusen KK	512,500	18,540,331

TOTAL JAPAN		38,283,897
NORWAY - 1.4%
Consumer Staples - 1.4%
Food Products - 1.4%
Orkla ASA	10,229,419	125,577,758
SINGAPORE - 0.2%
Industrials - 0.2%
Passenger Airlines - 0.2%
Singapore Airlines Ltd	3,281,400	16,206,671
UNITED STATES - 94.1%
Communication Services - 3.8%
Diversified Telecommunication Services - 0.3%
AT&T Inc	440,020	11,497,723
Comcast Corp Class A	260,756	7,050,842
Verizon Communications Inc	260,165	12,495,725
		31,044,290
Entertainment - 0.2%
Electronic Arts Inc	23,680	4,792,122
Walt Disney Co/The	111,091	11,525,691
		16,317,813
Interactive Media & Services - 3.0%
Alphabet Inc Class A	526,104	202,444,819
Match Group Inc	90,300	3,379,026
Meta Platforms Inc Class A	111,477	68,213,891
		274,037,736
Media - 0.2%
Fox Corp Class A	52,344	3,323,321
New York Times Co/The Class A	43,554	3,442,073
News Corp Class A	122,834	3,232,991
Nexstar Media Group Inc	12,679	2,639,006
Omnicom Group Inc	50,494	3,873,900
		16,511,291
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	35,952	7,028,616
TOTAL COMMUNICATION SERVICES		344,939,746
Consumer Discretionary - 14.5%
Automobiles - 2.2%
Ford Motor Co	9,526,198	115,076,472
Stellantis NV (Italy) (c)	12,119,628	88,272,916
		203,349,388
Hotels, Restaurants & Leisure - 4.5%
McDonald's Corp	484,477	142,237,602
Starbucks Corp	1,440,196	151,695,845
Vail Resorts Inc (b)	917,788	116,724,278
		410,657,725
Household Durables - 0.9%
Whirlpool Corp (b)	1,420,225	79,617,813
Specialty Retail - 5.9%
Best Buy Co Inc	1,837,084	111,125,211
Home Depot Inc/The	462,138	151,950,975
Lowe's Cos Inc	528,961	126,310,597
TJX Cos Inc/The	963,772	151,071,261
		540,458,044
Textiles, Apparel & Luxury Goods - 1.0%
NIKE Inc Class B	2,098,027	93,068,478
TOTAL CONSUMER DISCRETIONARY		1,327,151,448
Consumer Staples - 9.9%
Beverages - 3.5%
Coca-Cola Co/The	2,155,669	169,780,490
PepsiCo Inc	941,351	149,194,720
		318,975,210
Food Products - 1.3%
Kraft Heinz Co/The	5,183,659	117,461,713
Household Products - 1.8%
Procter & Gamble Co/The	1,124,289	165,371,669
Tobacco - 3.3%
Altria Group Inc	2,142,740	155,670,061
Philip Morris International Inc	909,683	150,161,373
		305,831,434
TOTAL CONSUMER STAPLES		907,640,026
Financials - 15.3%
Banks - 8.5%
Bank of America Corp	3,050,188	163,063,050
JPMorgan Chase & Co	753,596	236,048,875
Truist Financial Corp	2,284,343	117,643,665
US Bancorp	2,171,006	123,009,200
Wells Fargo & Co	1,691,670	139,106,024
		778,870,814
Capital Markets - 3.0%
Blackstone Inc	966,332	121,351,972
Goldman Sachs Group Inc/The	169,619	156,688,944
		278,040,916
Insurance - 2.5%
Old Republic International Corp	2,870,552	114,678,552
Prudential Financial Inc	1,182,701	116,034,796
		230,713,348
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Annaly Capital Management Inc	5,123,565	117,329,638
TOTAL FINANCIALS		1,404,954,716
Health Care - 3.0%
Biotechnology - 0.3%
AbbVie Inc	173,959	36,761,016
Health Care Providers & Services - 0.7%
UnitedHealth Group Inc	115,050	42,623,724
Universal Health Services Inc Class B	101,484	17,076,713
		59,700,437
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co	446,064	27,027,017
Eli Lilly & Co	54,392	50,834,763
Johnson & Johnson	196,201	45,096,800
Merck & Co Inc	285,032	31,119,794
Pfizer Inc	1,018,447	27,192,535
		181,270,909
TOTAL HEALTH CARE		277,732,362
Industrials - 2.8%
Aerospace & Defense - 0.8%
GE Aerospace	106,617	30,911,467
Lockheed Martin Corp	38,113	19,741,390
RTX Corp	151,924	26,749,259
		77,402,116
Air Freight & Logistics - 0.2%
United Parcel Service Inc Class B	181,825	19,782,560
Ground Transportation - 0.3%
Union Pacific Corp	96,922	26,118,541
Industrial Conglomerates - 0.2%
Honeywell International Inc	103,157	22,109,640
Machinery - 0.7%
Caterpillar Inc	47,400	42,191,214
PACCAR Inc	157,822	18,749,254
		60,940,468
Marine Transportation - 0.2%
AP Moller - Maersk A/S Series B	6,732	15,942,012
Professional Services - 0.4%
Automatic Data Processing Inc	92,247	19,550,829
Paychex Inc	188,797	17,488,266
		37,039,095
TOTAL INDUSTRIALS		259,334,432
Information Technology - 26.7%
IT Services - 1.6%
Accenture PLC Class A	371,675	66,422,038
IBM Corporation	357,820	82,649,264
		149,071,302
Semiconductors & Semiconductor Equipment - 12.6%
Broadcom Inc	767,403	320,337,034
NVIDIA Corp	3,148,318	628,309,824
Skyworks Solutions Inc (b)	1,254,237	88,009,810
Texas Instruments Inc	429,776	120,801,438
		1,157,458,106
Software - 4.5%
Microsoft Corp	1,011,041	412,282,299
Technology Hardware, Storage & Peripherals - 8.0%
Apple Inc	1,923,648	521,981,885
Dell Technologies Inc Class C	632,350	132,129,533
HP Inc	3,787,384	79,004,830
		733,116,248
TOTAL INFORMATION TECHNOLOGY		2,451,927,955
Real Estate - 8.9%
Health Care REITs - 1.6%
Healthpeak Properties Inc	4,374,865	70,741,567
Omega Healthcare Investors Inc	1,711,983	80,411,842
		151,153,409
Industrial REITs - 1.0%
Prologis Inc	665,347	94,492,581
Retail REITs - 1.8%
Realty Income Corp	1,279,725	82,209,534
Simon Property Group Inc	413,324	84,198,232
		166,407,766
Specialized REITs - 4.5%
American Tower Corp	473,154	86,449,967
Crown Castle Inc	895,291	79,483,935
Gaming and Leisure Properties Inc	1,618,767	78,445,449
Public Storage	271,209	82,027,162
VICI Properties Inc	2,639,039	77,059,939
		403,466,452
TOTAL REAL ESTATE		815,520,208
Utilities - 9.2%
Electric Utilities - 8.3%
American Electric Power Co Inc	825,162	113,137,962
Duke Energy Corp	847,074	109,738,437
Edison International	1,470,630	102,194,079
Eversource Energy	1,370,099	96,865,999
Exelon Corp	2,212,859	101,769,385
NextEra Energy Inc	1,296,822	126,932,938
Southern Co/The	1,152,147	111,412,615
		762,051,415
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The	5,812,252	83,987,041
TOTAL UTILITIES		846,038,456
TOTAL UNITED STATES		8,635,239,349
TOTAL COMMON STOCKS (Cost $8,321,993,705)		9,152,128,992

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $987,710)	3.64	989,000	987,721

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	12,540,236	12,542,744
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	288,824,775	288,853,657
TOTAL MONEY MARKET FUNDS (Cost $301,396,401)			301,396,401

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $8,624,377,816)	9,454,513,114
NET OTHER ASSETS (LIABILITIES) - (3.0)% (d)	(275,290,397)
NET ASSETS - 100.0%	9,179,222,717

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	73	6/2026	26,439,688	1,531,647

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $784,990 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $987,721.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $20,394,738.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,901,260	1,187,417,918	1,184,775,870	306,384	(564)	-	12,542,744	12,540,236	0.0%
Fidelity Securities Lending Cash Central Fund	33,967,044	1,101,507,755	846,613,597	561,087	(7,545)	-	288,853,657	288,824,775	0.8%
Total	43,868,304	2,288,925,673	2,031,389,467	867,471	(8,109)	-	301,396,401

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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